Inventories (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 857,462	$ 2,392,731
Work in progress	2,313,763	4,106,837
Finished goods	1,448,854	2,635,764
Total	4,620,079	9,135,332
Inventory write-down	(1,668,508)
Inventories, net	$ 3,019,804	$ 9,135,332